Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable securities.
At beginning of period	$ 136,358	$ 175,336
Purchases	40,404	61,609
Proceeds on disposal	(74,875)	(89,475)
Net realized gains/(losses) on disposal	(415)	(1,647)	$ (3,760)
Fair value movement	6,185	(9,682)	1,919
Change in accrued interest	(171)	593
Foreign exchange gains/(losses)	75	(376)
At end of period	$ 107,561	$ 136,358	$ 175,336